Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
21Shares 2x Long Dogecoin ETF
Shareholder Report [Line Items]
Fund Name	21Shares 2x Long Dogecoin ETF
Class Name	21Shares 2x Long Dogecoin ETF
Trading Symbol	TXXD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 21Shares 2x Long Dogecoin ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxd. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/txxd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares 2x Long Dogecoin ETF	$59	1.89%
[1]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.89%
Material Change Date	Jan. 30, 2026
Net Assets	$ 2,590,857
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 58,782
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,590,857
Number of Holdings	2
Net Advisory Fee	$58,782
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-495.5%

Top Issuers	(Notional Value as a % of Net Assets)
CDE Dogecoin Futures	199.9%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/txxd
21Shares 2x Long HYPE ETF
Shareholder Report [Line Items]
Fund Name	21Shares 2x Long HYPE ETF
Class Name	21Shares 2x Long HYPE ETF
Trading Symbol	TXXH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 21Shares 2x Long HYPE ETF for the period of April 29, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxh. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/txxh
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares 2x Long HYPE ETF	$49	1.89%
[2]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.89%
Net Assets	$ 4,477,002
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 22,632
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,477,002
Number of Holdings	2
Net Advisory Fee	$22,632
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Total Return Swap	-7.0%
Reverse Repurchase Agreement	-397.0%

Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/txxh
21Shares 2x Long Sui ETF
Shareholder Report [Line Items]
Fund Name	21Shares 2x Long Sui ETF
Class Name	21Shares 2x Long Sui ETF
Trading Symbol	TXXS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 21Shares 2x Long Sui ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txxs. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/txxs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares 2x Long Sui ETF	$53	1.89%
[3]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.89%
Material Change Date	Jan. 30, 2026
Net Assets	$ 2,041,943
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 33,861
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$2,041,943
Number of Holdings	2
Net Advisory Fee	$33,861
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-266.0%

Top Issuers	(Notional Value as a % of Net Assets)
CDE SUI Futures	199.9%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.
The Board of Trustees of Listed Funds Trust approved a 1-for-10 reverse share split of the Fund’s issued and outstanding shares, announced via prospectus supplements dated June 12 and June 26, 2026, and effected in early July 2026, subsequent to the end of the reporting period. The reverse split reduced the Fund’s shares outstanding by approximately 90%, with a proportionate increase in the Fund’s net asset value per share.

Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/txxs
21Shares Active Crypto ETF
Shareholder Report [Line Items]
Fund Name	21Shares Active Crypto ETF
Class Name	21Shares Active Crypto ETF
Trading Symbol	TKNS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 21Shares Active Crypto ETF for the period of May 13, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/tkns. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/tkns
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares Active Crypto ETF	$13	1.05%
[4]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	1.05%
Net Assets	$ 203,139
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 732
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$203,139
Number of Holdings	8
Net Advisory Fee	$732
Portfolio Turnover	28%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
ARK 21Shares Bitcoin ETF	40.9%
21Shares Solana ETF	12.6%
21Shares Ethereum ETF	10.1%
21Shares Hyperliquid ETF	8.3%
21Shares NEAR Protocol Staking ETP	2.9%
21Shares Chainlink ETP	2.6%
Bitcoin	-0.7%
Reverse Repurchase Agreement	-364.6%

Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/tkns
21Shares Canton Network ETF
Shareholder Report [Line Items]
Fund Name	21Shares Canton Network ETF
Class Name	21Shares Canton Network ETF
Trading Symbol	TCAN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 21Shares Canton Network ETF for the period of May 6, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/tcan. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/tcan
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
21Shares Canton Network ETF	$8	0.50%
[5]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.50%
Net Assets	$ 6,328,783
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 10,784
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,328,783
Number of Holdings	3
Net Advisory Fee	$10,784
Portfolio Turnover	119%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
21shares Canton Network ETP	50.7%
Canton Coin	44.4%
Reverse Repurchase Agreement	-202.8%

Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/tcan
21Shares FTSE Crypto 10 ex-BTC Index ETF
Shareholder Report [Line Items]
Fund Name	21Shares FTSE Crypto 10 ex-BTC Index ETF
Class Name	21Shares FTSE Crypto 10 ex-BTC Index ETF
Trading Symbol	TXBC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 21Shares FTSE Crypto 10 ex-BTC Index ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/txbc. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/txbc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares FTSE Crypto 10 ex-BTC Index ETF	$25	0.65%
[6]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.65%
Material Change Date	Jan. 30, 2026
Net Assets	$ 721,276
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 5,795
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$721,276
Number of Holdings	12
Net Advisory Fee	$5,795
Portfolio Turnover	102%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
21Shares Ethereum ETF	34.9%
21Shares Binance BNB ETP	17.2%
21shares XRP ETF	15.4%
21Shares Solana ETF	10.2%
21Shares Hyperliquid ETF	3.9%
21Shares Dogecoin ETF	2.6%
21Shares Stellar ETP	1.4%
21shares Canton Network ETP	1.3%
21Shares Cardano ETP	1.3%
21Shares Chainlink ETP	1.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/txbc
21Shares FTSE Crypto 10 Index ETF
Shareholder Report [Line Items]
Fund Name	21Shares FTSE Crypto 10 Index ETF
Class Name	21Shares FTSE Crypto 10 Index ETF
Trading Symbol	TTOP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 21Shares FTSE Crypto 10 Index ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.21shares.com/en-us/products-us/ttop. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.21shares.com/en-us/products-us/ttop
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
21Shares FTSE Crypto 10 Index ETF	$20	0.50%
[7]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.50%
Material Change Date	Jan. 30, 2026
Net Assets	$ 549,411
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 7,818
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)
Holdings [Text Block]

Net Assets	$549,411
Number of Holdings	12
Net Advisory Fee	$7,818
Portfolio Turnover	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
ARK 21Shares Bitcoin ETF	63.3%
21Shares Ethereum ETF	12.0%
21Shares Binance BNB ETP	4.6%
21shares XRP ETF	4.1%
21Shares Solana ETF	2.7%
21Shares Hyperliquid ETF	1.1%
21Shares Dogecoin ETF	0.7%
21shares Canton Network ETP	0.4%
21Shares Cardano ETP	0.3%
21Shares Chainlink ETP	0.3%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Harris, Haugens, Small, Valencia, and Haj Ali continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://www.21shares.com/en-us/products-us/ttop
AlphaDroid Broad Markets Momentum ETF
Shareholder Report [Line Items]
Fund Name	AlphaDroid Broad Markets Momentum ETF
Class Name	AlphaDroid Broad Markets Momentum ETF
Trading Symbol	EZMO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AlphaDroid Broad Markets Momentum ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://alphadroidetfs.com/ezmo. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://alphadroidetfs.com/ezmo
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Broad Markets Momentum ETF	$40	0.80%
[8]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Material Change Date	Jan. 30, 2026
Net Assets	$ 14,890,791
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 54,320
Investment Company Portfolio Turnover	631.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$14,890,791
Number of Holdings	2
Net Advisory Fee	$54,320
Portfolio Turnover	631%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Invesco QQQ Trust Series 1	66.7%
State Street SPDR S&P 500 ETF Trust	33.1%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://alphadroidetfs.com/ezmo
AlphaDroid Defensive Sector Rotation ETF
Shareholder Report [Line Items]
Fund Name	AlphaDroid Defensive Sector Rotation ETF
Class Name	AlphaDroid Defensive Sector Rotation ETF
Trading Symbol	EZRO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AlphaDroid Defensive Sector Rotation ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://alphadroidetfs.com/ezro. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://alphadroidetfs.com/ezro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AlphaDroid Defensive Sector Rotation ETF	$48	0.95%
[9]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Material Change Date	Jan. 30, 2026
Net Assets	$ 31,449,653
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 126,199
Investment Company Portfolio Turnover	842.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,449,653
Number of Holdings	7
Net Advisory Fee	$126,199
Portfolio Turnover	842%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
State Street Technology Select Sector SPDR ETF	25.0%
Vanguard Industrials ETF	13.6%
Invesco QQQ Trust Series 1	12.8%
iShares U.S. Technology ETF	12.6%
State Street SPDR S&P Telecom ETF	12.3%
Themes Generative Artificial Intelligence ETF	11.5%
iShares Global Clean Energy ETF	11.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://alphadroidetfs.com/ezro
Teucrium 2x Daily Corn ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Corn ETF
Class Name	Teucrium 2x Daily Corn ETF
Trading Symbol	CXRN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/cxrn. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/cxrn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Corn ETF	$42	0.95%
[10]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Teucrium 2x Daily Corn ETF (CXRN) seeks daily leveraged exposure to corn, targeting 200% of the daily price performance of corn. Since its inception on December 13, 2024, CXRN returned +6.89% through year-end, compared to -2.74% for the S&P 500 Total Return Index and +3.95% for rolling one-month corn futures over the same period. Future performance will likely be influenced by agricultural production, consumption trends, inventory levels, and continued corn price volatility. As a leveraged ETF, CXRN may be negatively impacted over time by volatility drag, daily compounding, and potential futures market contango, making it more suitable for short-term tactical use rather than long-term holding.

Material Change Date	Jan. 30, 2026
Net Assets	$ 4,029,572
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 14,027
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,029,572
Number of Holdings	1
Net Advisory Fee	$14,027
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Corn No. 2 Yellow Futures	199.6%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://teucrium.com/cxrn
Teucrium 2x Daily Wheat ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Daily Wheat ETF
Class Name	Teucrium 2x Daily Wheat ETF
Trading Symbol	WXET
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/wxet. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/wxet
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Wheat ETF	$51	0.95%
[11]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS  AND WHAT AFFECTED ITS PERFORMANCE?
Teucrium 2x Daily Wheat ETF (WXET) seeks daily leveraged exposure to wheat, targeting 200% of the daily price performance of wheat. Since its inception on December 13, 2024, WXET returned -2.51% through year-end, compared to -2.74% for the S&P 500 Total Return Index and +0.08% for rolling one-month wheat futures over the same period. Future performance will likely depend on agricultural production, consumption trends, inventory levels, and continued wheat price volatility. As a leveraged ETF, WXET may be negatively affected over time by volatility drag, daily compounding, and futures market contango, making it more appropriate for short-term tactical use rather than long-term holding.

Material Change Date	Jan. 30, 2026
Net Assets	$ 7,003,700
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 22,780
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$7,003,700
Number of Holdings	1
Net Advisory Fee	$22,780
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(Notional Value as a % of Net Assets)
CBT Wheat Futures	199.8%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://teucrium.com/wxet
Teucrium 2x Long Daily XRP ETF
Shareholder Report [Line Items]
Fund Name	Teucrium 2x Long Daily XRP ETF
Class Name	Teucrium 2x Long Daily XRP ETF
Trading Symbol	XXRP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium 2x Long Daily XRP ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/xxrp. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/xxrp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Long Daily XRP ETF	$57	1.89%
[12]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.89%
Material Change Date	Jan. 30, 2026
Net Assets	$ 86,405,867
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 2,176,612
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$86,405,867
Number of Holdings	3
Net Advisory Fee	$2,176,612
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Issuers	(Market Value as a % of Net Assets)
Reverse Repurchase Agreement	-377.2%

Top Issuers	(Notional Value as a % of Net Assets)
CME XRP Futures	88.7%
CDE XRPL Futures	111.2%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
Effective April 30, 2026, in connection with the annual update of the Fund’s registration statement, the following principal risks were added to the Fund’s prospectus: Over-the-Counter Market Risk, Swaps Capacity Risk, and Swaptions Risk. The Fund’s investment objective and principal investment strategies did not change.
The Fund effected a 1-for-10 reverse share split, effective for shareholders after the close of trading on NYSE Arca on June 26, 2026; shares began trading on a split-adjusted basis on June 29, 2026. The reverse split proportionately increased the Fund’s net asset value per share, reduced total shares outstanding by approximately 90%, and changed the Fund’s CUSIP from 53656G191 to 53656H595. The ticker symbol (XXRP) was unchanged.

Material Fund Change Strategies [Text Block]	The Fund’s investment objective and principal investment strategies did not change.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2026, in connection with the annual update of the Fund’s registration statement, the following principal risks were added to the Fund’s prospectus: Over-the-Counter Market Risk, Swaps Capacity Risk, and Swaptions Risk.
Updated Prospectus Web Address	https://teucrium.com/xxrp
Teucrium Agricultural Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	Teucrium Agricultural Strategy No K-1 ETF
Class Name	Teucrium Agricultural Strategy No K-1 ETF
Trading Symbol	TILL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/till. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/till
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium Agricultural Strategy No K-1 ETF	$45	0.89%
[13]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
Teucrium Agricultural Strategy No K-1 ETF (TILL) provides equally weighted exposure to four agricultural commodity futures contracts: corn, wheat, soybeans, and sugar. Each underlying commodity posted negative rolling one-month futures performance in 2024, with corn at -1.13%, wheat at -9.11%, soybeans at -21.64%, and sugar at -7.85%. For 2024, TILL’s NAV total return was -14.00%, compared to +25.02% for the S&P 500 Total Return Index, resulting in negative excess return of -39.02% relative to the benchmark. This underperformance was primarily driven by TILL’s concentrated exposure to agricultural commodity derivatives, compared to the S&P 500’s broad-based U.S. equity exposure.
Looking ahead, TILL’s performance will likely be influenced by agricultural production trends, consumption patterns, inventory levels, and continued volatility in corn, wheat, soybean, and sugar prices. Macroeconomic factors, including inflation, interest rates, and economic growth, as well as potential changes in trade policy, tariffs, subsidies, and international trade agreements, may also affect the Fund’s outlook.

Material Change Date	Jan. 30, 2026
Net Assets	$ 36,413,448
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 92,581
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$36,413,448
Number of Holdings	4
Net Advisory Fee	$92,581
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(Notional Value as a % of Net Assets)
ICE Sugar #11 Futures	26.0%
CBT Soybean Futures	24.8%
CBT Corn No. 2 Yellow Futures	24.7%
CBT Wheat Futures	24.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://teucrium.com/till
Teucrium xETFs 2x Long Daily BNB ETF
Shareholder Report [Line Items]
Fund Name	Teucrium xETFs 2x Long Daily BNB ETF
Class Name	Teucrium xETFs 2x Long Daily BNB ETF
Trading Symbol	XBNB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Teucrium xETFs 2x Long Daily BNB ETF for the period of April 27, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/xbnb. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/xbnb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
Teucrium xETFs 2x Long Daily BNB ETF	$29	1.89%
[14]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	1.89%
Net Assets	$ 176,586
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 975
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$176,586
Number of Holdings	2
Net Advisory Fee	$975
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(%)
Total Return Swap	-67.8%
Reverse Repurchase Agreement	-181.8%

Updated Prospectus Web Address	https://teucrium.com/xbnb
Relative Strength Managed Volatility Strategy ETF
Shareholder Report [Line Items]
Fund Name	Relative Strength Managed Volatility Strategy ETF
Class Name	Relative Strength Managed Volatility Strategy ETF
Trading Symbol	RSMV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Relative Strength Managed Volatility Strategy ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/rsmv. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/rsmv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Relative Strength Managed Volatility Strategy ETF	$49	0.95%
[15]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Material Change Date	Jan. 30, 2026
Net Assets	$ 24,053,289
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 150,390
Investment Company Portfolio Turnover	619.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$24,053,289
Number of Holdings	22
Net Advisory Fee	$150,390
Portfolio Turnover	619%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	66.0%
Exchange Traded Funds	33.7%
Cash & Other	0.3%

Top 10 Issuers	(%)
iShares Core U.S. Aggregate Bond ETF	23.9%
State Street SPDR Portfolio Short Term Treasury ETF	9.8%
Alphabet, Inc.	6.2%
Applied Materials, Inc.	4.0%
Intel Corp.	3.8%
Lam Research Corp.	3.7%
Advanced Micro Devices, Inc.	3.6%
Caterpillar, Inc.	3.6%
ASML Holding NV	3.5%
Eli Lilly & Co.	3.4%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Borer, Harris, Haugens, and Small continue to serve as Portfolio Managers of the Fund.
Effective April 30, 2026, in connection with the annual update of the Fund’s prospectus, the Fund added the following principal risks: High Portfolio Turnover Risk and Inflation Risk. In addition, “New Fund Risk” was replaced with “Limited Operating History Risk.” The Fund’s investment objective and principal investment strategies were not materially changed.

Material Fund Change Strategies [Text Block]	The Fund’s investment objective and principal investment strategies were not materially changed.
Material Fund Change Risks Change [Text Block]	Effective April 30, 2026, in connection with the annual update of the Fund’s prospectus, the Fund added the following principal risks: High Portfolio Turnover Risk and Inflation Risk. In addition, “New Fund Risk” was replaced with “Limited Operating History Risk.”
Updated Prospectus Web Address	https://teucrium.com/rsmv
Yields For You Income Strategy A ETF
Shareholder Report [Line Items]
Fund Name	Yields For You Income Strategy A ETF
Class Name	Yields For You Income Strategy A ETF
Trading Symbol	YFYA
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Yields For You Income Strategy A ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/yfya. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/yfya
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Yields For You Income Strategy A ETF	$50	1.00%
[16]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Material Change Date	Jan. 30, 2026
Distribution of Capital [Text Block]
Managed Distributions:
The Fund generally distributes $0.05 per share each month from income received by its investments. To the extent the Fund does not have $0.05 per share of distributable income, some or all of the distribution may be a return of capital. For the fiscal period ended June 30, 2026, there was no return of capital, and all distributions were funded by investment income.

Net Assets	$ 23,215,672
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 127,706
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$23,215,672
Number of Holdings	8
Net Advisory Fee	$127,706
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top 10 Issuers	(% of Net Assets)
Touchstone Ultra Short Income ETF	30.0%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	26.0%
AAM Low Duration Preferred and Income Securities ETF	20.0%
JPMorgan Nasdaq Equity Premium Income ETF	5.1%
BondBloxx BB-Rated USD High Yield Corporate Bond ETF	5.0%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	5.0%
JPMorgan Equity Premium Income ETF	4.9%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	3.5%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Sternbach, Harris, Haugens, and Small continue to serve as Portfolio Managers of the Fund.

Updated Prospectus Web Address	https://teucrium.com/yfya
GlacierShares Nasdaq Iceland ETF
Shareholder Report [Line Items]
Fund Name	GlacierShares Nasdaq Iceland ETF
Class Name	GlacierShares Nasdaq Iceland ETF
Trading Symbol	GLCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the GlacierShares Nasdaq Iceland ETF for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://teucrium.com/glcr. You can also request this information by contacting us at 1-800-617-0004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://teucrium.com/glcr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GlacierShares Nasdaq Iceland ETF	$44	0.95%
[17]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.95%
Material Change Date	Jan. 30, 2026
Net Assets	$ 1,397,747
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 6,155
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,397,747
Number of Holdings	31
Net Advisory Fee	$6,155
Portfolio Turnover	71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%)
Financials	32.7%
Consumer Staples	19.2%
Health Care	18.0%
Real Estate	8.6%
Industrials	7.9%
Consumer Discretionary	5.8%
Materials	5.3%
Communications	1.5%
Energy	0.8%
Cash & Other	0.2%

Top 10 Issuers	(%)
Islandsbanki HF	14.0%
Arion Banki HF	13.2%
Oculis Holding AG	8.0%
Embla Medical HF	5.5%
JBT Marel Corp.	5.4%
Amaroq Ltd.	5.3%
Alvotech SA	4.6%
Bakkafrost P/F	4.2%
Mowi ASA	4.2%
Salmar ASA	3.8%
Geographic Breakdown (%)

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective January 30, 2026, Mr. Spencer Kristiansen resigned as a Portfolio Manager of the Fund in connection with his resignation from Teucrium Investment Advisors, LLC, the Fund’s investment adviser. Messrs. Springer Harris, Joran Haugens, and Chris Small continue to serve as Portfolio Managers of the Fund.
Effective January 30, 2026, MarketVectorT Indexes GmbH replaced Solactive AG as the calculation agent for the MarketVectorT Iceland Global Index, the index the Fund seeks to track.

Updated Prospectus Web Address	https://teucrium.com/glcr

[1]
*	Annualized

[2]
**	Annualized

[3]
*	Annualized

[4]
**	Annualized

[5]
**	Annualized

[6]
*	Annualized

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized

[10]
*	Annualized

[11]
*	Annualized

[12]
*	Annualized

[13]
*	Annualized

[14]
**	Annualized

[15]
*	Annualized

[16]
*	Annualized

[17]
*	Annualized